================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                              AS OF MARCH 31, 2004

================================================================================

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended March 31, 2004 and other pertinent information prepared by management without audit by independent auditors are submitted herewith.

      Comparative net assets are as follows:

                                                               Mar. 31, 2004    Dec. 31, 2003    Mar. 31, 2003
                                                               -------------    -------------    -------------
Net assets .................................................   $488,536,021      $478,959,218     $349,194,110
Net assets per share of Common Stock .......................          24.89             24.32            18.18
  Shares of Common Stock outstanding .......................     19,631,277        19,692,777       19,207,784

      Comparative operating results are as follows:

                                                                                        Three months ended March 31,
                                                                                      ------------------------------
                                                                                          2004              2003
                                                                                          ----              ----
Net investment income ............................................................    $  1,222,555       $    880,683
  Per share of Common Stock ......................................................             .06*               .05*
Net realized gain on sale of investments .........................................      16,501,813          5,410,861
Decrease in net unrealized appreciation of investments ...........................      (6,817,589)       (17,010,940)
Increase (decrease) in net assets resulting from operations ......................      10,906,779        (10,719,396)

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the three-month period.

                                   ----------

      The annual meeting of stockholders of the Corporation was held on March 10, 2004 with 94% of Common shares being represented. At the meeting the Board of Directors was reelected and the selection of KPMG LLP as auditors of the Corporation for the year 2004 was ratified. Detailed information will be published in the June 30, 2004 Semi-Annual Report.

      In the quarter ended March 31, 2004 the Corporation repurchased 61,500 shares of its Common Stock at an average price per share of $21.63. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President


                                      [2]

                           PRINCIPAL PORTFOLIO CHANGES
                           January 1 to March 31, 2004
                   (Common Stock unless specified otherwise)

                                                                        Number of Shares
                                                              ------------------------------------
                                                                                           Held
                                                                                         March 31,
                                                              Purchased     Sold           2004
                                                              ---------     ----         ---------
Abbott Laboratories....................................        100,000                     100,000
Accenture Ltd..........................................        120,000                     400,000
American Management Systems, Inc.......................                   1,255,498        364,502
Analog Devices, Inc....................................                      30,000        430,000
ArvinMeritor, Inc......................................                     100,000        600,000
The Bank of New York Company, Inc......................                      60,000        500,000
Capital One Financial Corporation......................                      60,000        370,000
Ceridian Corporation...................................        100,000                     100,000
Convergys Corporation..................................        220,000                   1,220,000
FleetBoston Financial Corp.............................                     100,000             --
Motorola, Inc..........................................                     130,000        200,000
Rohm and Haas Company..................................                      50,000        150,000
SunGard Data Systems Inc...............................                      20,000        570,000
Unocal Corporation.....................................        150,000                     150,000

                             TEN LARGEST INVESTMENTS

                                                             March 31, 2004
                                                  -----------------------------------
                                                                              % of       Year First
                                                   Cost         Value      Net Assets     Acquired
                                                   ----         -----      ----------    ---------
                                                       (millions)
 The Plymouth Rock Company, Inc...............    $ 2.2         $58.9        12.1%          1982
 Capital One Financial Corporation............      1.8          27.9         5.7           1994
 Intel Corporation............................       .4          26.7         5.5           1986
 Flextronics International Ltd................      3.8          20.7         4.2           1996
 Analog Devices, Inc..........................       .5          20.6         4.2           1987
 Brady Corporation............................      2.3          19.6         4.0           1984
 Murphy Oil Corporation.......................      3.1          18.9         3.9           1974
 Convergys Corporation........................     22.1          18.5         3.8           1998
 Unisys Corporation...........................     12.6          16.4         3.4           1999
 The Bank of New York Company, Inc............      3.3          15.8         3.2           1993


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

                               BOARD OF DIRECTORS

DONALD G. CALDER                                      DUDLEY D. JOHNSON
     President                                             President
     G. L. Ohrstrom & Co., Inc.                            Young & Franklin Inc.
     New York, NY                                          Liverpool, NY

JAY R. INGLIS                                         WILMOT H. KIDD
     Executive Vice President                              President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                WILMOT H. KIDD, President
                CHARLES N. EDGERTON, Vice President and Treasurer
                MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                      630 Fifth Avenue, New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                CUSTODIAN

                    UMB Bank, N.A.
                         P.O. Box 419226, Kansas City, MO 64141-6226

                TRANSFER AGENT AND REGISTRAR

                    EquiServe Trust Company
                         P. O. Box 43069, Providence, RI 02940-3069
                         781-575-2724
                         www.equiserve.com

                INDEPENDENT AUDITORS

                    KPMG LLP
                         757 Third Avenue, New York, NY 10017


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